UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09147

Investment Company Act File Number

Eaton Vance Massachusetts Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Massachusetts Municipal Income Trust

August 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 153.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 6.0%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$910	$1,167,193
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	990	1,276,308

		$2,443,501

Education — 23.9%
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	$1,080	$1,223,154
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	770	864,518
Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), 5.00%, 10/1/32	1,500	1,611,525
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	1,640	2,143,529
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	1,500	1,625,415
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	1,350	1,518,196
University of Massachusetts Building Authority, 5.00%, 11/1/39	750	839,385

		$9,825,722

Escrowed/Prerefunded — 9.5%
Massachusetts Development Finance Agency, (New England Conservatory of Music), Prerefunded to 7/1/18, 5.25%, 7/1/38	$625	$700,038
Massachusetts Development Finance Agency, (Partners HealthCare System), Prerefunded to 7/1/17, 5.00%, 7/1/32	1,055	1,140,012
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), Prerefunded to 7/1/17, 5.00%, 7/1/38	415	448,279
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.375%, 8/15/38	1,420	1,605,267

		$3,893,596

General Obligations — 15.3%
Boston, 4.00%, 4/1/24	$300	$331,377
Cambridge, 4.00%, 2/15/21	595	673,480
Danvers, 5.25%, 7/1/36	885	1,040,202
Lexington, 4.00%, 2/1/22	430	489,469
Lexington, 4.00%, 2/1/23	355	406,138
Newton, 5.00%, 4/1/36	750	842,782
Plymouth, 5.00%, 5/1/31	345	390,882
Plymouth, 5.00%, 5/1/32	315	355,824
Wayland, 5.00%, 2/1/33	510	586,582
Wayland, 5.00%, 2/1/36	770	878,709
Winchester, 5.00%, 4/15/36	245	279,819

		$6,275,264

Hospital — 26.7%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/31	$1,000	$1,091,540
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/25(2)	600	702,078
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/33(2)	180	199,681
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	525	601,640
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	600	721,014

Security	Principal Amount (000’s omitted)	Value
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	$555	$612,004
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	1,210	1,363,234
Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.25%, 12/1/39	500	563,230
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	1,135	1,240,090
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	755	759,266
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	970	1,037,929
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/32	945	1,007,332
Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	675	677,835
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	350	380,982

		$10,957,855

Housing — 5.1%
Massachusetts Housing Finance Agency, (AMT), 4.75%, 12/1/48	$2,100	$2,103,927

		$2,103,927

Industrial Development Revenue — 2.0%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(3)	$800	$813,104

		$813,104

Insured-Education — 7.2%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$1,000	$1,245,020
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)(4)	1,365	1,720,105

		$2,965,125

Insured-Electric Utilities — 1.2%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$550	$480,282

		$480,282

Insured-General Obligations — 3.1%
Massachusetts, (AMBAC), 5.50%, 8/1/30(5)	$1,000	$1,282,100

		$1,282,100

Insured-Hospital — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$335	$373,344

		$373,344

Insured-Other Revenue — 1.8%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$590	$717,222

		$717,222

Insured-Special Tax Revenue — 13.0%
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/25	$900	$1,080,036
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/28	1,195	1,386,654
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	1,000	1,254,200
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	1,340	1,431,763
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,105	175,032

		$5,327,685

Insured-Student Loan — 2.1%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$235	$247,711
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	615	621,476

		$869,187

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 0.8%
Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	$315	$330,785

		$330,785

Other Revenue — 2.7%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$500	$560,965
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	505	564,726

		$1,125,691

Senior Living/Life Care — 1.8%
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	$125	$140,223
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(3)	140	140,616
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(3)	475	465,120

		$745,959

Special Tax Revenue — 8.6%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$140	$154,981
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/31	1,665	816,300
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/34	5,195	2,199,511
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	335	378,011

		$3,548,803

Transportation — 10.8%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	$1,500	$1,671,990
Massachusetts Port Authority, 5.00%, 7/1/28	500	571,125
Massachusetts Port Authority, 5.00%, 7/1/34	670	756,383
Massachusetts Port Authority, 5.00%, 7/1/45	1,250	1,420,400

		$4,419,898

Water and Sewer — 11.0%
Boston Water and Sewer Commission, 5.00%, 11/1/29	$495	$561,637
Boston Water and Sewer Commission, 5.00%, 11/1/31	225	254,513
Boston Water and Sewer Commission, Prerefunded to 11/1/19, 5.00%, 11/1/26	2,005	2,320,908
Massachusetts Water Resources Authority, 5.00%, 8/1/28	1,195	1,383,487

		$4,520,545

Total Tax-Exempt Investments — 153.5% (identified cost $57,766,833)		$63,019,595

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (48.8)%		$(20,050,465)

Other Assets, Less Liabilities — (4.7)%		$(1,916,342)

Net Assets Applicable to Common Shares — 100.0%		$41,052,788

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2015, 19.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 9.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	When-issued security.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At August 31, 2015, the aggregate value of these securities is $1,418,840 or 3.5% of the Trust’s net assets applicable to common shares.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $810,105.

(5)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$54,237,630

Gross unrealized appreciation	$5,539,050
Gross unrealized depreciation	(142,085)

Net unrealized appreciation	$5,396,965

A summary of open financial instruments at August 31, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/15	23 U.S. Long Treasury Bond	Short	$(3,554,355)	$(3,556,375)	$(2,020)

At August 31, 2015, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $2,020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2015, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$63,019,595	$—	$63,019,595
Total Investments	$—	$63,019,595	$—	$63,019,595

Liability Description
Futures Contracts	$(2,020)	$—	$—	$(2,020)
Total	$(2,020)	$—	$—	$(2,020)

The Trust held no investments or other financial instruments as of November 30, 2014 whose fair value was determined using Level 3 inputs. At August 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this

Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Massachusetts Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 26, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 26, 2015